Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)
Operating activities
Net income	$ 194,181,000	$ 127,701,000
Items not involving cash
Depreciation of property, plant and equipment	28,455,000	25,590,000
Amortization of right-of-use assets	29,656,000	24,060,000
Amortization of intangible assets	83,063,000	75,839,000
Deferred income taxes	(29,915,000)	(37,542,000)
Other items not involving cash	(20,277,000)	16,470,000
Stock-based compensation	11,253,000	5,088,000
Change in non-cash operating working capital	(275,636,000)	(109,406,000)
Cash flows provided by operating activities	20,780,000	127,800,000
Investing activities
Acquisition of property, plant and equipment	(58,830,000)	(56,104,000)
Acquisition of intangible assets	(29,628,000)	(24,192,000)
Business acquisitions, net of cash acquired	(276,538,000)	(51,679,000)
Settlement of cross-currency interest rate swap instrument	0	21,493,000
Proceeds from disposal of property, plant and equipment	23,211,000	1,460,000
Cash flows used in investing activities	(341,785,000)	(109,022,000)
Financing activities
Bank indebtedness	(1,527,000)	3,399,000
Repayment of long-term debt	(798,378,000)	(344,169,000)
Proceeds from long-term debt	816,514,000	395,559,000
Proceeds from exercise of stock options	2,152,000	4,964,000
Proceeds from U.S. initial public offering, net of issuance fees	362,072,000	0
Purchase of non-controlling interest	(195,000)	(452,000)
Repurchase of common shares	(14,000)	(21,071,000)
Acquisition of shares held in trust	(23,820,000)	(12,365,000)
Principal lease payments	(26,080,000)	(20,983,000)
Cash flows provided by financing activities	330,724,000	4,882,000
Effect of exchange rate changes on cash and cash equivalents	591,000	925,000
Increase in cash and cash equivalents	10,310,000	24,585,000
Cash and cash equivalents at beginning of period	159,867,000	135,282,000
Cash and cash equivalents at end of period	170,177,000	159,867,000
Supplemental information
Cash income taxes paid	49,511,000	58,398,000
Cash interest paid	$ 68,526,000	$ 58,452,000